UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 E. Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(866) 700-6104
Registrant's telephone number, including area code:

Date of fiscal year end: July 31

Date of reporting period: June 30, 2006

Report Date: date

PROXY VOTING RECORD

In order to facilitate the filing of the Fund's Proxy Voting Record on Form N-PX, please utilize the following spreadsheet to maintain record of all proxy votes.
Please be certain to provide all information requested below.

Please record the information as illustrated in the example below.

Name of Fund:(1) Period:	The Mexico Equity and Income Fund, Inc. July 1, 2004 - June 30, 2005

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

(1) Please provide information separately for each “series” of shares. The term “series” means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Investment Company Act of 1940 (17 CFR 270.18f-2(a)).

(2) Either of these numbers may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

(3) If the Fund cast its vote on the matter, please indicate whether the Fund voted For, Against, or if the Fund Withheld its vote.

(4) Please indicate Management's Recommended Vote

(5) Please provide a brief identification of the matter to be voted upon. Please provide this information for each separate matter. These should be listed under Proposal by number. Please see example above.

(6) Indicate whether the matter was proposed by the issuer (I.e. company) or a shareholder.

Copy the following first record as your template for all additional proxy records. The heading should be altered to include the date of the record

Report Date: date

PROXY VOTING RECORD

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Financiero Banorte	10/06/05	MXP370711014	GFNorteO

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Approve to distribute a cash dividend	Issuer
For	For	2.- Approve to increase the Company's capital	Issuer
For	For	3.- Approve to designate the comptrollers of the Company and determinate their remuneration	Issuer
For	For	4.- Approve the designation of a delegate or delegates to formalized and execute the resolutions adopted by the meeting	Issuer
For	For	5.- Approve the meeting minutes	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Mexichem SA de CV	11/30/05	MX01ME050007	Mexchem*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.-Approve to pay a cash dividend of MXN 0,40 per share	Issuer
For	For	2.- Approve to designate the delegates in the meeting to carry out the agreements adopted	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

America Movil, S.A de C.V, Mexico	12/13/05	MXP001691213	AMX L

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1- Approve the extraordinary cash dividend payment of MXN 0.30 per share series AA. A	Issuer
For	For	2.- Approve to order the proofreading of the Company By-Laws; related resolution	Issuer
For	For	3.- Approve to name the meeting Delegates	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Gruma SA Cl B	12/15/05	MXP4948k1056	Gruma B

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
1.- Approve to increase the Company's fixed capital by the issuance of up to 30 million shares not subscribed to be allocated in the stock exchange by a public offer, in terms with Article 81 of Commercial Company's Law, subject to approval and conditions of the National Securities Commission

Issuer
For	For	2,- Approve the realization of a primary public offer of the shares issued as a result of the increase of the Company capital announced in previous point.	Issuer
For	For	3,- Approve the amendment to Article 6 of the Company By-Laws, in order to reflect the agreements adopted in the previous points.	Issuer
For	For	4,- Authorized the designation of special delegates to implement and formalize the resolutions adopted by the meeting	Issuer
For	For	5.-Approve the meeting minutes	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Wal-mart de Mexico, S.A de C.V, Mexico	02/28/06	MXP810081010	Walmex V

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

Report Date: date

PROXY VOTING RECORD

For	For	O.1 Approve the report of the Administrative Council	Issuer
For	For	O.2 Approve the report of the Auditory Committee	Issuer
For	For	O.3 Approve the Commissioners Report	Issuer
For	For	O.4 Approve the document of financial information that correspond to FY from 01 JAN 2005 to 31 DEC 2005	Issuer
For	For	O.5 Approve the report on the repurchase of shares account	Issuer
For	For	E,6 Approve the project to cancel 201,523,800 Company shares, that are currently hel in treasure.	Issuer
For	For	E.7 Approve the project to reform Clause 5 of the Company Bylaws, in virtue of the adjustment that were made between the fix and variable capital	Issuer
For	For	O.8 Approve the project to allocate the profits	Issuer
For	For
O.9 Approve the dividend to be paid at the option of this shareholder, as a cash dividend of MXN 0.38 per share, or as a stock dividend at a ratio to be determined based on the closing price of series on 22 MAR 2006, the proposed pay date of the dividend is 07 APR 2006
Issuer
For	For
O.10 Approve the increase of the Company's variable capital, through the issuance of up to 164,272,409 common shares, to be used exclusively for the payment of the stock dividend, the increase of capital will be up to maximum 3,285,448,180; all shares that are not subscribed as part of the dividend payment will be cancelled; the increase in capital will also be cancelled in proportion with the shares cancelled.
Issuer
For	For	O.11 Approve the employee stock purchase report	Issuer
For	For	0.12 Approve the Wal-Mart of Mexico Foundations' report	Issuer
For	For	O.13 Ratify the performance of teh Administrative Council during the FY beginning on 01 JAN 2005 and ending on 31 DEC 2005	Issuer
For	For	O.14 Elect or ratify the Members of the Administrative Council	Issuer
For	For	O.15 Approve the minutes of the meeting.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Elektra SA de CV	03/29/06	MX01EL000003	Elektra *

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Receive and approve the Board of Director's report for the FYE 31 DEC 2005, to which Article 172 of the General Mercantile Society referes.	Issuer
For	For
2.-Receive and aprove the Company's financial statements for the FYE 31 DEC 2005, previous reading of the Internal Auditor's report, as well as, if relevant, discussion and decisions regarding the application of the results and distribution of profits.
Issuer
For	For	3,- Approve to discuss and if relevant, appoint and/or ratify the Members of the Board of Directors, as well as the Members of the Company's Committees and of the Internal Auditor respectively.	Issuer
For	For	4,- Receive and approvew the Board of Directors report regarding the policies for acquiring and placing shares, the Company's repurchase fund.	Issuer
For	For	5,- Approve the regulations of the audit, related parties, investments and compensation Committees.	Issuer
For	For	6,- Approve the revocation of general and special powers and granting the new general powers to various people.	Issuer
For	For	7,- Others matters.	Issuer
For	For	8,- Appoint the Special Delegates of the meeting, as specified.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Elektra SA de CV	03/29/06	MX01EL000003	Elektra *

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Approve the partial amendement of the Company's Corporate Bylaws	Issuer
For	For	2.- Other matters.	Issuer
For	For
3.- Appoint the special Delegates of the meeting, to go before the Notary Public of their choise to legalize the minutes and register with the Public Registries of Commerce, the meeting's decisions as well as to carry out any other procedure related to the meeting.
Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Corporacion Moctezuma SA de CV	4/17/06	MXP314311103	Cmoctez*
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

Report Date: date

PROXY VOTING RECORD

For	For	1,- Receive the Board of Directors report in relation to the activities carried out by the Companys subsidiary Companies during 2005 FY	Issuer
For	For
2.- Approve or amend the financial statements of the Company 31 DEC 2005, according to Article 172 of the General Mercantile Companies Law, taking into account the Commissioners report and adoption of the judged pertinent in relation to the allocation of results from the FYE 31 DEC 2005
Issuer
For	For	3.- Approve the convinience of payment of a cash dividend in the amount of MXN 2.00 per share originating from the accumulated profits of the previous FYs	Issuer
For	For
4.- Approve the maximum amount of resources to be set aside for the purchase of own shares in terms of Article 14 (A) (3) (I) of the Law of the Stock Market; and appoint the person responsible for the acquisition and placement of own shares.

Issuer
For	For	5.- Elect or Re-elect if relevant Members of the Companys Board of Directors and Commissioner.	Issuer
For	For	6.- Approve to set the compensation for the Members of the Companys Board of Directors and Commissioner	Issuer
For	For	7.- Approve the Companys Audit Committees annual report according to the terms of Article 14(A)(3) of the applicable Stock Market Law.	Issuer
For	For	8.- Appoint the special delegates of the meeting.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Consorcio ARA SA	4/20/06	MXP001161019	Ara*
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
Abstain	Abstain	E.1 Approve to put into effect a split of shares that are in circulation, and amend the corresponding Articles of the Corporate Bylaws; resolutions in this regard	Issuer
Abstain	Abstain	E.2 Amend the Corporate Bylaws of the Company, so as to include the clauses provided in Article 14(a)(3) of the securities market Law.	Issuer
For	For	E.3 Appoint the Special Delegates of the meeting for the execution and formalization of the resolutions.	Issuer
For	For
O.1 Approve the Board's of Director's annual report to which Article 172 of the General Mercantile Companies Law refers, for the FYE 31 DEC 2005, including the financial statements for the mentioned FY, the Commissioner's report, and report on the main subsidiaries of the company
Issuer
For	For	O.2 Approve the allocation of results, including the declaration and the payment of a cash dividend in the amount of MXN 3,80 per share	Issuer
For	For
O.3 Receive and approve the Audit Committee's annual report in accordance with what is provided in Article 14(a)(3)(iv)( c)and (v)(a) of the securities market law, as well as under Article 19(a) of the corporate Bylaws.
Issuer
For	For
O.4 Approve the amount that can be allocated for the purchase of own shares under the terms of the provisions of Article 14(a)(3)(i) of the securities market law and receive the report on the policies and resolutions passed by the Board of Directors of the Company, in relation to the purchase and sale of own shares
Issuer
For	For
O.5 Appoint or ratify the Members of the Board of Directors, the Secretary, the Vice Secretary and the Commissioners of the Company, resolution on the Management and the remuneration of the said people.
Issuer
For	For	O.6 Appoint the Special Delegates of the meeting for the execution and formalization of the resolutions.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Corporacion Geo SA Ser B	4/21/06	MXP3142C1177	Geo B
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1- Amend the Company By-Laws for the purpose of adapting them to the terms of the New Securities Market Law published in official gazetteer of the federation on 30 DEC 2005	Issuer
For	For	2,- Appoint the Delegates to fulfill and formalize the resolutions of the EGM	Issuer
For	For	3,- Receive and approve the minutes of the meeting	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Report Date: date

PROXY VOTING RECORD

Corporacion Geo SA Ser B	4/21/06	MXP3142C1177	Geo B
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.-Receive the annual report of the Board of Directors pursuant to Article 172 of General Mercantile Companies Law for the FY between 01 JAN 2005 and 31 DEC 2005 including the report of the Audit committee.
Issuer
For	For	2.- Approve and modify the financial statements of the Company for 31 DEC 2005 previous reading of the Commissioner's report.	Issuer
For	For	3.- Ratify the acts carried out by the Board of Directors during the FYE 31 DEC 2005	Issuer
For	For	4.- Approve the allocation of the results of the FYE 31 DEC 2005	Issuer
For	For	5.- Appoint the Members of the Board of Directors, Secretary and the Commissioner of the Company.	Issuer
For	For
6.- Appoint the Chariman to the Audit Committee and the Corporate Practices Committee respectively from the date to which reference is made in provisional Article 6 2 of the securities Market Law published on 30 DEC 2005
Issuer
For	For	7.- Approve the compensation for the Members of the Board of Directors, Secretary and the Commissioner.	Issuer
For	For	8.- Approve the amount for the fund for purchase of own shares, with distributable profits and the maximum amount of shares that can be purchased.	Issuer
For	For	9.- Appoint the delegates who will, if relevant, formalize the resolutions passed by the meeting.	Issuer
For	For	10.- Approve the minutes of the meeting.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Impulsora del Desarrollo y el Empleo en America Latina	4/21/06	MX01ID000009	Ideal B1
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
I. Receive and approve the financial information that is referred in the main part of Article 172 of the General Mercantile Companies Law, both the Companyt and the entities that are controlled by the Company, which includes the report of the Board of Directors, the report of the Commissioner and the report of the Audit Committee for the FYE on 31 DEC 2005 and Resolutions in this regard.
Issuer
For	For	II. Receive and approve the proposal for the allocation of the results and Resolutions in this regard.	Issuer
For	For	III. Appoint and/or ratify the Members of the Board of Directors, Commissioners, Secretary and Vice Secretary of the Company and Resolutions in this regard.	Issuer
For	For	IV. Approve the setting of the compensation for the Members of the Board of Directors, Commissioners, Secretary and Vice Secretary for the Company and Resolutions in this regard.	Issuer
For	For	V. Approve the appointment and/or ratification of the Corporate Practices Committee and the Audit Committee of the Company and Resolutions in this regard.	Issuer
For	For	VI. Approve the compensation for the Members of the Committes and Resolutions in this regard.	Issuer
For	For	VII Appoint the delegattes to carry out and formalize the Resolutions adopted by the meeting and Resolutions in this regard.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Carso Infraestructura y Construccion, SA de CV	4/25/06	MX01CI050005	Cicsa B1
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Approve the Board of Director's report regarding the FYE 31 DEC 2005, which includes the financial statements for that date and the Commissioner's report, in accordance with terms of Article 172 of the General Mercantile Companies Law, as well as various related information.
Issuer
For	For	2.- Approve the allocation of profits.	Issuer
For	For	3.- Ratify the Management of the Board of Directors for the 2005 FY	Issuer
For	For
4.- Appoint or rafity, as the case may be, the Members of the Board of Directors and of the Commissioners; adopt the resolutions in this regard and of the resolution regarding compensation, as well as, of the others that derive from said appointment.
Issuer
For	For	5.- Appoint the special delegates to formalize and carry out the resolutions that the meeting passes.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Organización Soriana SA B	04/25/06	MXP8728U1671	Soriana B

Report Date: date

PROXY VOTING RECORD

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
A.1 Receive and approve the report of the Chariman of the Board of Directors about the progress of the Company and its principal subsidiaries, Tiendas de Descuento Sultana, S. A de C. V., Tiendas de Descuento Monterrey, S.A. de C. V., Centros Comerciales Soriana, S. A. de C. V. and Tiendas Soriana S. A. de .C.V during the FY from 01 JAN 2005 to 31 DEC 2005
Issuer
For	For	A.2 Receive and approve the Commissioner's report	Issuer
For	For	A.3 Receive and approve the Audit Committee's report	Issuer
For	For	A.4 Receive and approve the financial statements of the Company regarding FY 2005, an allocation of the results and the payment of a dividend in the amount of MXN 0,3334 per share.	Issuer
For	For	a.5 Receive and approve the updating of the reserve fund for the acquisition of own shares.	Issuer
For	For	a.6 Elect the Board of Directors and the Commissioner and approve to set their compensation.	Issuer
For	For	a.7 Appoint a person or people who will appear before a notary public to file the meeting minutes.	Issuer
For	For
E.1 Amend and adjust the Bylaws as appropriate to carry out that which is required by the securities market law published in the Official Gazetteer of the Federation on the date of 30 DEC 2005 and acknowledge that will enter into force on 28 JUN 2006
Issuer
For	For	E.2 Appoint the person or people who will appear before a notary public to file the meeting minutes.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Cementes de Chihuahua SA de CV	4/26/06	MX01GC2M0006	GCC*
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
I.- Receive the Board of Director's report in accordance with Article 172 of the general mercantile Companies Law to the AGM of shareholders in Grupo Cementos de Chihuahua SA de CV., for the FY that began on 01 JAN 2005 and ended on 31 DEC 2005

Issuer
For	For	II.- Receive the report of the Company's commissioners that is provided for under Article 166 of the general mercantile Companies Law, for the 2005 FY	Issuer
For	For	III.-Approve the report presented by the Board of Directors for the 2005 FY	Issuer
For	For	IV.- Ratify and approve the acts carried out by the Board of Directors and officers of the Company during the period of the report	Issuer
For	For
V.- Approve the allocation of results from the FY that began on 01 Jan 2005 and ended on 31 DEC 2005, which includes the proposal to pay a dividend of up to the amount of MXN 0.38 net for each share that represents the Company's capital stock that is in circulation, divided in 2 equal installments of MXN 0,19 per share, payable on 10 MAY and 13 SEP 2006, respectively.
Issuer
For	For	VI.- Approve that the maximum amount of resources that may be allocated for the purchase of own shares, under the terms of Article 14 (A)(3) of the Securities Market Law.	Issuer
For	For
VII.- Authorized for allowing the appointment of the Members of the Audit Committee be carried out by the Board of Directors of the Company in accordance with the terms of Article 13 (F) of the corporate bylaws, in relation to Article 14(A)(3)(iv) of the Securities Market Law.
Issuer
For	For	VIII.- Appoint the Members of the Board of Directors and Commissioners of the Company and setting of their respective compensation.	Issuer
For	For	IX.- Appoint the special delegates to formalize and carry out the resolutions passed by the meeting.	Issuer
For	For	X.- Approve the minutes of the meeting.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

America Movil SA de CV	4/26/06	MXP001691213	AMX L
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	I, Elect the Directors to represent Class L shareholders.	Issuer
For	For	II. Appoint the delegatets who will carry out the resolutions passed by this meeting and, if relevant, formalize them as appropriate resolutions in this regard.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

America Movil SA de CV SER L	4/26/06	MXP001691213	AMX L

Report Date: date

PROXY VOTING RECORD

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
I.- Receive and approve to inform the Administration Board as of 31 DEC 2005, including the financial statements and the commissar's statement, which includes to apply earnings including to declare a cash dividend payment from retained earnings of MXN 0,10 per every share series AA,A and L, which comprises the preferred dividend payment of shares series L, which represents the equity of the entity and to pay in 1 installment as agreed in th meeting..
Issuer
For	For	2.- Approve and/or designate the Members of the Administration Board and other officials including their compensation.	Issuer
For	For	3.- Approve the Executive Committee and the Auditing Committee including their compensation.	Issuer
For	For	4.- Approve the report of the Administration Board on the policies to repurchases shares and to establish a maximum amount for the same purpose.	Issuer
For	For	5.- Approve the designation of delegates.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

America Movil SA de CV	4/26/06	MXP001691213	AMX L
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Approve the Board of Directors inform the FYE including financial statements, Statutory Auditors inform, Auditors Committee and to pay a cash dividend.	Issuer
For	For	2.- Ratify the acts of the Board of Directors.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Gruma SA Cl B	4/27/06	MXP4948k1056	Gruma B
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Approve the Board of Directors' report to which the main part of Article 172 of the General Companies Law refers, for the period from 01 JAN 2005 to 31 DEC 2005, regarding the operations carried out by Gruma, S.A. de C.V., taking into account the Internal Auditor's report.
Issuer
For	For	2.- Receive the annual report of the Audit Committee on its activities in accordance with Article 14(A)(3) of the securities Market Law and Article 16 of the Corporate Bylaws.	Issuer
For	For	3.- Approve the allocation of the results from the period mentioned in item 1 above, including, if relevant, the procedure for the payment of dividends, to be declared by the general meeting.	Issuer
For	For	4.- Approve to set the maximum amount of funds to be allocated for the purchase of own shares and report on the operations carried out with own shares in the 2005 FY.	Issuer
For	For	5.- Elect the Members of the Board of Directors and the Internal Auditor, full and substitute Members and setting their compensation.	Issuer
For	For	6.- Appoint the Members of the Audit Committee and approve to set their compensation.	Issuer
For	For	7.- Approve to determine the special delegates who will carry out and formalized the resolutions passed by the meeting.	Issuer
For	For	8.- Approve drafting, reading and if relevant, the minutes that are prepared.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Alsea SA de CV, Mexico	04/27/06	MXP001391012	Alsea*
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Approve and amend the annual report to which the main part of Article 172 of the General Mercantile Companies Law refers, regarding the operations carried out by the Company during the FY that ran from 01 JAN 05 to 31 DEC 2005

Issuer
For	For	2.- Approve the payment of a dividend to the shareholders of the Company.	Issuer
For	For
3.- Approve and amend the annual report, regarding the operations carried out by the Finance and Planning Committee, Audit Committee, Evaluation and Compensation Committee and Marketing and Operations Committee of the Company, during the FY that ran from 01 JAN to 31 DEC 2005

Issuer
For	For	4.- Approve the full amendment of the Corporate Bylaws of the Company, to bring them into compliance with the new Securities Market Law.	Issuer

Report Date: date

PROXY VOTING RECORD

For	For	5,- Appoint the Members of the Board of Directors, Officers, Commissioner and Members of the Intermediate Administrative Bodies of the Company.	Issuer
For	For	6.- Approve to set the compesation of the Members Board of Directors, Commissioner and Members of the Intermediate Administrative Bodies of the Company.	Issuer
For	For
7.- Receive the report of the Board of Directors regarding the shares representing the corporate capital of the Company, repurchased with funds from the fund for the repurchase of own shares, as well as their placement.

Issuer
For	For
8.-- Approve to increase of the reserve for acquisition of own shares and setting of its amount, as well as the amount of corporate capital that can be allocated for the purchase of own shares and determination of the same.
Issuer
For	For
9.- Receive the report of the Board of Directors regarding the shares that make up part of the Option Plan for the purchase of shares for employees of the Company for the 2005 FY; approve to determine the terms and conditions of the Option Plan for the purchase of shares for employees of the Company, for the 2006 FY and grant authority to determine the number of shares of the same.
Issuer
Abstain	Abstain	10.- Approve to increase the variable part of the corporate capital and to determine the form, terms and conditions of the subscription and payment of the shares that are issued.	Issuer
Abstain	Abstain
11.- Approve to increase the variable part of the corporate capital through the issuance of unsubscribed for shares for their placement with the public, in accordance with the terms of Article 81 of the Securities Market Law and subject to and the conditions stated by, the National Banking and Securities Commission, as well as a primary offering of the shares of the Company.
Issuer
Abstain	Abstain	12.- Approve to cancel and exchange of securities representing the corporate capital.	Issuer
Abstain	Abstain	13.- Grant the special powers for the orchestration of the resolutions passed by this meeting.	Issuer
Abstain	Abstain
14.- Ratify the acts that the Board of Directors carries out, in fulfilling the decisions made, so that the Company has the possibility of making a public offering in the securities market, with the objective of having said decisions have full effect.
Issuer
For	For	15.- Appoint the Delegates to formalize the resolutions adopted.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Sare Holdings SA de CV Mexico	4/27/06	MX01SA030007	Sare
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
OI.- Receive the report of the Board of Directors in accordance with the terms of Article 172 of the General Mercantile Companies Law regarding the operations and results for the FY that ended on 31 DEC 2005 and the report of the Commissioner, financial statements of the Company for 31 DEC 2005, individual and consolidated; resolutions in this regard.
Issuer
For	For	OII.- Approve the allocation of the results of the FY that ended 31 DEC 2005; resolutions in this regard.	Issuer
For	For
OIII.- Approve the setting of the maximum amount of resources that can be allocated to the purchase of Company's own shares in accordance with the terms of Section 9 of the Corporate Bylaws and Article 14(A)(3) of the Current Securities Market Law; resolutions in this regard.

Issuer
For	For
OIV.- Receive the annual report of the Audit Committee regarding its activities in accordance with Section 35 of the Corporate Bylaws and Article 14(A)(3)(V) of the Current Securities Market Law; resolutions in this regard.
Issuer
For	For
OV.- Appoint or ratify the Members of the Board of Directors and the full Commissioner and substitute Commissioner of the Company, as well as the full Secretary and the substitute Secretary of the Company; resolutions in this regard.
Issuer
For	For	OVI.- Approve the remuneration for the Members of the Board of Directors and for the Commissioners of the Company, both full and substitute; resolutions in this regard.	Issuer
For	For	OVII.- Appoint or ratify the Members who form the various Committees of the Company; resolutions in this regard.	Issuer
For	For	OVIII.- Appoint the delegates who will carry out and formalize the resolutions passed by the AGM; resolutions in this regard.	Issuer
For	For	E.1 Amend the Corporate Bylaws of the Company, in various Articles, for the purpose of incorporating the terms established by the New Securities Market Law as specified.	Issuer

Report Date: date

For	For	E.II Appoint the delegates who will carry out and formalize the resolutions passed by the EGM; resolutions in this regard.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

URBI Desarrollos Urbanos, SA de CV	4/28/06	MX01UR000007	Urbi*
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
Abstain	Abstain	1.- Approve the split of shares which form the Company's corporate stock	Issuer
For	For	2.- Amend the Articles 4,6 and 18 of the Company's Corporate Bylaws.	Issuer
For	For
3.- Approve the annual report toi which the main part of Article 172 of the General Mercantile Companies Law refers, for the FYE 31 DEC 2005, including the Audit Committee's report and the Commissioner's report, and the allocation of results.
Issuer
For	For	4.- Appoint or ratify the Memebers of the Board of Directors and the Commissioners, and approve the remuneration of the same	Issuer
For	For	5.- Approve the setting of the maximum amount of resources that can be used to purchase of the Company's own shares.	Issuer
For	For	6.- Appoint the special delegates fo the meeting, for carrying out and formalization of its resolutions.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Mexicano de Desarrollo SA	4/28/06	MXP495361406	GMD B
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	O.1 Approve the report of the Board of Directors of the Company for the FYE on 31 DEC 2005.	Issuer
For	For	O.2 Receive and approve, if relevant, the financial statements for the mentioned FY after taking cognizance of the report of the Commissioner.	Issuer
For	For	O.3 Appoint the Members of the Board of Directors and the Commissioner and if relevant, setting of their compensation.	Issuer
For	For	O.4 Approve, if relevant, the maximum amount of resources that can be allocated to the purchase of own shares for the 2006 FY.	Issuer
For	For	O.5 Receive of the annual report of the Audit Committee of the Company in accordance with the terms of Article 14(a)(3) of the Securities Market Law	Issuer
For	For	O.6 Appoint the delegates to carry out and formalize the resolutions adopted by this AGM.	Issuer
For	For	O.7 Approve the meeting minutes.	Issuer
For	For
E.1 Amend the Article 7 of the Corporate Bylaws of the Company, in accordance with that which is stated in Article 14(a)(3) of the Securities Market Law in effect and Article 8 of the directives of a general nature applicable to issuers and other participants in the Securities Market.
Issuer
For	For	E.2 Appoint the delegates to carry out and formalize the resolutions adopted by this EGM.	Issuer
For	For	E.3 Approve the meeting minutes.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Financiero Banorte SA de CV	4/28/06	MXP370711014	Gnorte O
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
I.- Approve the Board of Directors' report to which the Article 172 of the General Mercantile Companies Law refers, for the FYE 31 DEC 2005, taking into account the Commissioner's report as well as the Audit Committee's report.
Issuer
For	For	II.- Approve the allocation of profits.	Issuer
For	For	III.- Appoint the Members of the Board of Directors and Commissioners of the Company.	Issuer
For	For	IV:- Approve to set the compensation for the Members of the Board of Directors and Commissioners of the Company.	Issuer
For	For
V.- Approve the Board of Directors' report on the operations carried out with own shares during 2005, as well as the setting of the maximum amount of resources that may be allocated for the purchase of own shares for the FY 2006.
Issuer
For	For	VI.- Appoint a delegate or delegates to formalize and carry out, if relevant, the resolutions passed at the meeting.	Issuer
For	For	VII.- Approve the minutes of the meeting.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Report Date: date

PROXY VOTING RECORD

Grupo Televisa, SA de CV	4/28/06	MXP4987V1378	Tlevicpo
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
O,1 Receive the report of the Board of Directors regarding the progress of the Company in the FYE 31 DEC 2005, in accordance with the terms of the main part of the Article 172 of the General Mercantile Companies Law, including the financial statements for 31 DEC 2005 and the report of the Commissioners and the resolutions in this regard.
Issuer
For	For	O.2 Receive the report of the Audit Committee in accordance with the terms of Article 14(A)(3)(IV)(c ) of the Securities Market Law and the resolutions in this regard.	Issuer
For	For	O.3 Approve the allocation of the results of the FYE 31 DEC 2005	Issuer
For	For	O4.1 Approve the amount that can be allocated for the purchase of own shares in accordance with the terms of the Article 14(A)(3)(I) of the Securieites Market Law.	Issuer
For	For	O4.2 Receive the report regarding the policies and decisions made by the Board of Directors and the Company, in relation to the purchase and share of those shares.	Issuer
For	For	O.5 Appoint and ratify, if relevant, the people who will form the Board of Directors, of the Secretary and of the Vice Secretaries as well as of the Officers and of the Commissioners.	Issuer
For	For	O.6 Appoint and ratify, if relevant, the people who will form the Executive Committee	Issuer
For	For	O.7 Appoint and ratify, if relevant, the people who will form the Audit Committee	Issuer
For	For	O.8 Approve the remuneration of the Members of the Board of Directors, the Executive Committee and the Audit Committe as well as the Commissioners and the Secretary and the Vice Secretaries.	Issuer
For	For	O.9 Appoint the delegates to carry out and formalize the resolutions passed by the meeting.	Issuer
Abstain	Abstain	E.1 Approve the cancellation of shares and the consequent reduction of Capital and amend the Article 6 of the Corporate Bylaws.	Issuer
For	For	E.2 Appoint the delegates to carry out and formalize the resolutions passed by the meeting.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Televisa SA	4/28/06	MXP4987V1378	Tlevicpo
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	I.- Appoint the Memebers of the Board of Directors whom this meeting has the right to desginate, in accordance with the terms of Article 26,27 and other applicable Articles of the Corporate Bylaws	Issuer
For	For	II.- Appoint the Delegates to carry out and formalize the resolutions passed by this meeting.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Mexico SA de CV	4/28/06	MXP370841019	Gmexico B
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	A.1 Receive the individual and consolidated financial statements and statutory reports for Grupo Mexico and its Subsidiaries for FYE 31 DEC 2005 and the report from the Supervisory Board	Issuer
For	For	A.2 Receive the Audit Committee report	Issuer
For	For	A.3 Approve the allocation of income	Issuer
For	For	A.4 Elect the Members to the Board, the Supervisory Board, the Executive Committee, the Audit Committee and the Corporate Practices Committee	Issuer
For	For	A.5 Approve the remuneration of the Directors, the Board Committee and the Supervisory Board.	Issuer
For	For	A.6 Approve to designate the Inspector or Shareholder Representatives of the minutes meeting.	Issuer
For	For	S.1 Amend Articles regarding compliance with Mexican Securities Regulations passed 30 DEC 2005	Issuer
For	For	S.2 Approve to designate the Inspector or Shareholder Representative of the minutes of the meeting.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Industrias CH SA de CV	4/28/06	MXP524131127	ICH B
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Amend Articles regarding the compliance with Mexican Securities Regulations passed 30 DEC 2005	Issuer

Report Date: date

PROXY VOTING RECORD

For	For
2.- Approve the individual and consolidated financial statements for FY 2005 report on Share Repurchase Program present report from the Audit Committee and the Supervisory Board and grant discharge to the Directors
Issuer
For	For	3.- Approve to allocate the income and to set maximum nominal amount for Share Repurchase Plan	Issuer
For	For	4.- Elect the Directors, Supervisory Board Members, Executive Committee and the Audit Committee and approve to fix the remuneration of the Directors and the Supervisory Board.	Issuer
For	For	5.- Approve to designate the Inspector or Shareholder Representative(s) of minutes of the meeting.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Promotora y Operadora de Infraestructura SA de CV	4/28/06	MX01PI000005	Pinfra *
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
I.- Receive, approve the report of the Board of Directors, including the financial statements of the Company, taking into account the report of the Commissioner, for the FYE 31 DEC 2005, in accordance with the terms of Article 172 of the General Mercantile Companies Law: resolutions in this regards.
Issuer
For	For	2.- Approve the allocation of the results obtained by the Company during FYE 31 DEC 2005; resolutions in this regards.	Issuer
For	For	3.- Receive the report of the Audit Committee, in terms of the provisions in Article 14(a)(3)(iv)( c) of the security market law; resolutions in this regard	Issuer
For	For
4.- Receive, approve the annual report in regard to the acquisition of the Company's own shares under the terms of Article 14(a)(3)(1) of the securities market Law, and setting of the maximum amount of resources that may be allocated for the acquisition of own shares for the 2006 FY; resolutions in this regards.
Issuer
For	For	5.- Re-elect the Members of the Board of Directors, Secretary, and Commissioner of the Company, for the FYE 31 DEC 2006; resolutions in this regard.	Issuer
For	For	6.- Approve to set the compensation to be paid to the Members of the Board of Directors and Commissioner of the Company, for the FYE on 31 DEC 2006; resolutions in this regard	Issuer
For	For	7.- Approve to grant the powers.	Issuer
For	For	8.- Appoint special delegates who will formalize the discussions reached in the meeting.	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Alsea SA de CV Mexico	05/22/06	MXP001391012	Alsea*
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
Abstain	Abstain
Ratify the decisions adopted by the AGM and the EGM of shareholders of the Company, in the same terms and conditions in which they were adopted, regarding item 11 of the agenda, the increase of the variable part of the Corporate capital by the issuance of unsubscribed shares to be placed with the public, in accordance with the terms of Article 81 of the Securities Market Law and subject to approval by, and to the conditions determined by, the National Banking And Securities Commission it is made known to the shareholders of Alsea, S.A. DE C.V. that to carry out said ratification and, if relevant, confirmation, the shareholders will be asked to expressly waive the preemptive right to subscribe that Article 132 of the General Mercantile Companies Law and the Corporate Bylaws grant to them, there being a quorum in accordance with the terms of the Corporate Bylaws, the decision that is made will have all its effects, reaching the shareholders who have not attended the meeting, so that the Company will be at liber
Issuer

you are informed that when a minority that represents 25% of the Corporate capital, votes against the issuance of unsubscribed shares, said issuance cannot be carried out any shareholder who votes against the resolutions during the meeting can exercise the right that Article 81(XII) of the Securities Market Law in force refers to

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Aeroportuario del Pacifico SA de CV	05/25/06	MX01GA000004	GAP B
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

Report Date: date

PROXY VOTING RECORD

For	For
1.- Approve to determine the number of Members who will make up the Board of Directors of Grupo Aeroportuario Del Pacifico, SA DE CV, in accordance with the terms stated in Article 15 of the Corporate Bylaws

Issuer
For	For	2.- Appoint the 4 Owner Members of the Board of Directors and their respective substitutes whom the Series 'BB' shareholders have proposed	Issuer
For	For	3.- Appoint the Owner Member of the Board of Directors and his or her substitute whom, in his or her case, Nacional Nacional Financiera, SNC has proposed	Issuer
For	For
4.- Appoint the Members of the Board of Directors whom, in their case, were proposed by the shareholders or group of shareholders of Series 'B' who are the owners of 10% of the Corporate capital of Grupo Aeroportuariodel Pacifico, SA DE CV, the report of the Nomination and Compensation Committee being heard in regard to their independence or lack thereof
Issuer
For	For	5.- Acknowledge the existence, if any, of new shareholders or groups of shareholders with 10% ownership, who would like to appoint Members of the Board of Directors and their identification	Issuer
For	For
6.- Appoint the Members of the Board of Directors of the Company who are needed for its integration, on the basis of the people proposed in the roster prepared by the Nomination and Compensation Committee and put at the shareholders' disposal, in light of the holding of the meeting, in accordance with the terms stated in Article 15 of the Corporate Bylaws
Issuer
For	For	7.- Ratify the removal and appointment of the Secretary of the Board of Directors and the Internal Auditors of the Company	Issuer
For	For
8.- Ratify the removal and appointment of the Members of the Board of Directors, whom the Series 'B' shareholders have proposed, to make up part of the Nomination and Compensation Committee of Grupo Aeroportuario Del Pacifico, SA DE CV, in accordance with the terms stated in Article 29 of the Corporate Bylaws

Issuer
For	For
9.- Approve the instruction to the Nomination and Compensation Committee of the Company to study and propose the remuneration to be granted to the Members of the Board of Directors and the Committees of the Company
Issuer
For	For	10.- Adopt the decisions that are judged necessary or convenient to complement the decisions made in the paragraphs above	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Mexico Equity and Income Fund, Inc.

By (Signature and Title) /s/ Maria Eugenia Pichardo
                                                 Maria Eugenia Pichardo, President

Date           7/19/06